SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
24.	SHAREHOLDERS’ EQUITY

The Group’s share capital as of September 30, 2014 and December 31, 2013 shown on the consolidated balance sheet represents the aggregate nominal value of the share capital of the Company as at that date.

On March 22, 2010, the Company designated 100 shares of Series A preferred stock at a par value per share of $0.001. As of the same date, 100 shares of Series A preferred stock were issued at $1 per share for cash in the amount of $100.

The Series A preferred stock:

(i)	does not pay a dividend;

(ii)
votes together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series A Preferred Stock outstanding and as long as at least one of such shares of Series A Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders. Each outstanding share of the Series A Preferred Stock shall represent its proportionate share of the 80%, which is allocated to the outstanding shares of Series A Preferred Stock; and

(iii)	ranks senior to common stockholders, holders of Series B convertible preferred stockholders and any other stockholders on liquidation.

The Company has designated 100 shares of Series A preferred stock with 100 shares issued and outstanding as of September 30, 2014 and December 31, 2013, respectively

The Series B convertible preferred stock:

On March 22, 2010, the Company designated 7,000,000 shares of Series B convertible preferred stock at a par value per share of $0.001. The Series B convertible preferred stock is redeemable, the stockholders are not entitled to receive any dividend and voting rights but rank senior over common stockholders on liquidation, and can convert to common stock on a one for one basis at any time. On June 26, 2010, 7,000,000 shares of common stock were surrendered for cancellation and the Company issued 7,000,000 shares of Series B convertible preferred stock at $9.90 per share. Pursuant to share exchange agreement made as of December 22, 2012, between the Company and a stockholder, Capital Adventure Inc., a holder of 3,000,000 shares of common shares, with the consent of Board of Directors, to exchange for 3,000,000 shares of Series B convertible preferred stock on one-for-one basis. As of December 23, 2012, 3,000,000 shares of Series B convertible preferred stock were issued to Capital Adventure Inc., for the exchange of its holding of 3,000,000 shares of common stock. As of December 31, 2012, 3,000,000 shares of common stock were still not returned to the Company. On March 27, 2013, 3,000,000 shares of Series B convertible preferred stock were cancelled.

There were 7,000,000 shares of Series B convertible preferred stock issued and outstanding as of September 30, 2014 and December 31, 2013, respectively.

The Series F Non-Convertible preferred stock:

On August 1, 2012, the Company designated 1,000,000 shares of Series F Non-Convertible Preferred Stock with a par value per share of $0.001.

The Series F Non-Convertible Preferred Stock:

(i)	is not redeemable;

(ii)
except for (iv), with respect to dividend rights, rights on liquidation, winding up and dissolution, rank junior and subordinate to (a) all classes of Common Stock,(b) all other classes of Preferred Stock and (c) any class or series of capital securities of the Company.

(iii)	except for (iv), shall not entitled to receive any dividend; and

(iv)
on May 30, 2014, the holders of record of shares of Series F Non-Convertible Preferred Stock shall be entitled to a coupon payment directly from the Company at the redemption rate of $3.40 per share for every 100 shares of Common Stock. Upon redemption, the Record Holder shall no longer own any shares of Series F that have been redeemed, and all such redeemed shares shall disappear and no longer exist on the books and records of the Company; redeemed shares of Series F which no longer exist upon redemption shall thereafter be counted toward the authorized but unissued “blank check” preferred stock of the Company.

On August 22, 2012, the Company’s Board of Directors declared that the Company’s stockholders were entitled to receive one share of restricted Series F Non-convertible Preferred Stock for every 100 shares of Common Stock owned by the stockholders as of September 28, 2012, with lesser or greater amounts being rounded up to the nearest 100 shares of Common Stock for purpose of the computing the dividend. The transfer agent of the Company recorded 924,180 shares of Series F Non-Convertible preferred stock on the account. But, the Company did not issue physical shares and only issued coupons to notify respective shareholders on that date. These F series shares of 924,180 shares, were based on numbers of shares of Common Stock as of September 28, 2012 of 91,931,287 shares, calculated at one share of Series F Non-Convertible preferred stock for every 100 shares of Common Stock with decimal number of shares being rounded up to one. The holders of record of shares of Series F Non - Convertible Preferred Stock shall be entitled to a coupon payment directly from the Company at the redemption rate of $3.40 per share and be payable on May 30, 2014 and extended to May 30, 2015 (the “Coupon Redemption Date”). Upon the Coupon Redemption Date, holders of the Coupon shall be entitled to a lump sum cash payment directly from the Company equal to $3.40 for every Coupon then held (the “Redemption”). Upon proper Redemption, the Series F Preferred Stock shall terminate and thereafter cease to exist.

As a result, total issued and outstanding of Series F Non-Convertible Preferred Stock as of September 30, 2014 and December 31, 2013 are 0 shares.

Common Stock:

On December 5, 2012, the Company obtained stockholders consent for the approval of an amendment to our articles of incorporation to increase our authorized shares of common stock, no par value (the “Common Stock”), from 10,101,010 to 13,131,313. The board of directors believes that the increase in our authorized Common Stock will provide us with greater flexibility with respect to our capital structure for purposes including additional equity financial and stock based acquisitions. The certificate of amendment effectuating the vote by the shareholders was filed with the State of Nevada on January 24, 2013.

On March 28, 2013, the Company filed a prospectus related to a public offering of Common Stock of the Company for maximum aggregate gross proceeds of $26,250,000 within a period not to exceed 180 days from the date of this prospectus and no Common stock was offered to the public in respect of this public offering.

On October 4, 2013, the Company obtained stockholder consent for the approval of an amendment to our articles of incorporation to increase our authorized shares of common stock, no par value (the “Common Stock”), from 13,131,313 to 17,171,717. The board of directors believes that the increase in our authorized Common Stock will provide us with greater flexibility with respect to our capital structure for purposes including additional equity financing and stock based acquisitions. The certificate of amendment effectuating the vote by the shareholders was filed with the State of Nevada on November 1, 2013.

During the three months ended September 30, 2013, the Company issued 817,447 shares of common stock for $3,327,000 at values ranging from $3.56 to $4.46 per share to settle debts due to third parties. The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $160,997 and $641,831 has been credited to consolidated statements of income as other income for the three months ended September 30, 2013 and 2012, respectively; and (ii) 30,021 shares of common stock valued to employees at fair value of $4.46 per share for $133,744 for employee compensation. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $4.46 per share.

During the nine months ended September 30, 2013, the Company issued 2,854,717 shares of common stock for $13,782,651 at values ranging from $3.56 to $5.22 per share to settle debts due to third parties. The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $1,212,010 and $1,459,343 has been credited to consolidated statements of income as other income for the nine months ended September 30, 2013 and 2012, respectively; and (ii) 30,021 shares of common stock valued to employees at fair value of $4.46 per share for $133,744 for employee compensation. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $4.46 per share.

During the three months ended September 30, 2014, the Company issued (i) 599,007 shares of common stock for $2,431,374 at values ranging from $3.96 to $4.06 per share to settle debts due to third parties. The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $11,885 and $160,997 has been credited to consolidated statements of income as other income for the three months ended September 30, 2014 and 2013, respectively; and (ii) 202,020 shares of common stock valued to professionals at fair value of $7.43 per share for $1,500,000 for service compensation. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance ranging from $7.43 per share.

During the nine months ended September 30, 2014, the Company issued (i) 2,034,608 shares of common stock for $12,006,374 at values ranging from $3.96 to $5.45 per share to settle debts due to third parties. The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $253,278 and $1,212,010 has been credited to consolidated statements of income as other income for the nine months ended September 30, 2014 and 2013, respectively; (ii) 130,568 shares of common stock valued to employees at fair value of $0.43 per share for $555,827 for employee compensation. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $4.26 per share; and (iii) 319,269 shares of common stock valued to professionals at fair value ranging from $3.96 to $7.43 per share for $1,964,306 for service compensation. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance ranging from $3.96 to $7.43 per share.

The Company has common stock of The Company has common stock of 16,982,649 and 13,899,196 shares issued and outstanding as of September 30, 2014 and December 31, 2013, respectively.

22. SHAREHOLDERS’ EQUITY

The Group’s share capital as of December 31, 2013 and 2012 shown on the consolidated balance sheet represents the aggregate nominal value of the share capital of the Company as at that date.

On March 22, 2010, the Company designated 100 shares of Series A preferred stock at a par value per share of $0.001. As of the same date, 100 shares of Series A preferred stock were issued at $1 per share for cash in the amount of $100.

The Series A preferred stock:

(i)	does not pay a dividend;

(ii)
votes together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series A Preferred Stock outstanding and as long as at least one of such shares of Series A Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders. Each outstanding share of the Series A Preferred Stock shall represent its proportionate share of the 80%, which is allocated to the outstanding shares of Series A Preferred Stock; and

(ii)	ranks senior to common stockholders, holders of Series B convertible preferred stockholders and any other stockholders on liquidation.

The Company has designated 100 shares of Series A preferred stock with 100 shares issued and outstanding as of December 31, 2013 and 2012, respectively.

The Series B convertible preferred stock:

On March 22, 2010, the Company designated 7,000,000 shares of Series B convertible preferred stock at a par value per share of $0.001. The Series B convertible preferred stock is redeemable, the stockholders are not entitled to receive any dividend and voting rights but rank senior over common stockholders on liquidation, and can convert to common stock on a one for one basis at any time. On June 26, 2010, 7,000,000 shares of common stock were surrendered for cancellation and the Company issued 7,000,000 shares of Series B convertible preferred stock at $9.90 per share. Pursuant to share exchange agreement made as of December 22, 2012, between the Company and a stockholder, Capital Adventure Inc., a holder of 3,000,000 shares of common shares, with the consent of Board of Directors, to exchange for 3,000,000 shares of Series B convertible preferred stock on one-for-one basis. As of December 23, 2012, 3,000,000 shares of Series B convertible preferred stock were issued to Capital Adventure Inc., for the exchange of its holding of 3,000,000 shares of common stocks. As of December 31, 2012, 3,000,000 shares of common stocks were still not returned to the Company. On March 27, 2013, 3,000,000 Series B convertible preferred stock were cancelled.

There were 7,000,000 shares and 10,000,000 shares of Series B convertible preferred stock issued and outstanding as of December 31, 2013 and December 31, 2012, respectively.

The Series F Non-Convertible Preferred Stock:

(i)    is not redeemable subject to (iv);

(ii)   except for (iv), with respect to dividend rights, rights on liquidation, winding up and dissolution, rank junior and subordinate to ( a) all classes of Common Stock,(b) all other classes of Preferred Stock and (c) any class or series of capital securities of the Company.
(iii)  shall not entitled to receive any further dividend; and
( iv)
on May 30, 2014, the holders of shares of Series F Non-Convertible Preferred Stock with coupon shall be entitled to a coupon payment directly from the Company at the redemption rate of $3.40 per share. Upon redemption, the Holder shall no longer own any shares of Series F with coupon that have been redeemed, and all such redeemed shares shall disappear and no longer exist on the books and records of the Company; redeemed shares of Series F which no longer exist upon redemption shall thereafter be counted toward the authorized but unissued “blank check” preferred stock of the Company.

On August 22, 2012, the Company’s Board of Directors declared that the Company’s stockholders were entitled to receive one share of restricted Series F Non-convertible Preferred Stock for every 100 shares of Common Stock owned by the stockholders as of September 28, 2012, with lesser or greater amounts being rounded up to the nearest 100 shares of Common Stock for purpose of the computing the dividend. The holders of record of shares of Series F Non-Convertible Preferred Stock shall be entitled to a coupon payment directly from the Company at the redemption rate of $3.40 per share and be payable on May 30, 2014. However, the Company was unable to issue the Series F Non-convertible Preferred Stock as originally contemplated. Consequently, The Company’s transfer agent was instructed to note in its record date rather than actual issue the Preferred F shares. On June 14, 2014, the Company announced the delay in payment of the coupon until May 30, 2015 as disclosed in note 34 to the consolidated financial statements. The company reserved the excess over the nominal amount of the Series F Non-convertible Preferred Stock of $3,124,737 as Series F Non-convertible Preferred Stock redemption payable.

As a result, total issued and outstanding of Series F Non-Convertible Preferred Stock as of December 31, 2013 and 2012 are 0 shares and grand total issued and outstanding preferred stock as of December 31, 2013 and 2012 are 7,000,100 shares and 10,000,100, respectively.

Common Stock:

On December 5, 2012, the Company obtained stockholder consent for the approval of an amendment to our articles of incorporation to increase our authorized shares of common stock, no par value (the “Common Stock”), from 10,101,010 to 13,131,313. The board of directors believes that the increase in our authorized Common Stock will provide us with greater flexibility with respect to our capital structure for purposes including additional equity financing and stock based acquisitions. The certificate of amendment effectuating the vote by the shareholders was filed with the State of Nevada on January 24, 2013.

During the year ended December 31, 2012, the Company issued (i) 3,238,847 shares of common stock for 18,193,714 at values ranging from $3.96 to $7.03 per share to settle debts due to third parties. The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts under other income of $55,857 have been credited to consolidated statements of income as other income for the year ended December 31, 2012; and (ii) 91,515 shares of common stock valued to employees at fair value of $3.96 per share for $362,400 for employee compensation. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $3.96 per share.

During the year ended December 31, 2013, the Company issued 3,767,675 shares of common stock for $1,821,276 at values ranging from $3.66 to $6.14 per share to settle debts due to third parties. The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $1,318,947 and $1,666,386 has been credited to consolidated statements of income as other income for the years ended December 31, 2013 and 2012, respectively; and (ii) 30,021 shares of common stock valued to employees at fair value of $4.46 per share for $133,744 for employee compensation. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $4.46 per share.

On March 28, 2013, the Company filed a prospectus related to a public offering of Common Stock of the Company for maximum aggregate gross proceeds of $26,250,000 within a period not to exceed 180 days from the date of this prospectus.

On October 4, 2013, the Company obtained stockholder consent for the approval of an amendment to our articles of incorporation to increase our authorized shares of common stock, no par value (the “Common Stock”), from 13,131,313 to 17,171,717. The board of directors believes that the increase in our authorized Common Stock will provide us with greater flexibility with respect to our capital structure for purposes including additional equity financing and stock based acquisitions. The certificate of amendment effectuating the vote by the shareholders was filed with the State of Nevada on November 1, 2013.

The Company has 13,899,196 and 10,101,500 shares of common stock issued and outstanding as of December 31, 2013 and 2012, respectively.